Commitments and Contingencies (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2026	$ 226,467	$ 85,080
2027	181,559	305,817
2028	56,220	150,479
2029
2029
Thereafter
Total undiscounted lease payments	464,246	541,376
Less: Imputed interest	57,939	46,621
Operating lease liability	406,308	494,755
Operating lease liabilities, current	247,868	272,469	$ 2,636,151
Operating lease liabilities, long-term	$ 158,440	$ 222,285	$ 2,190,351
Weighted-average remaining lease term	7 years 1 month 9 days	9 years 18 days
Weighted-average discount rate	9.12%	8.72%